Unaudited Pro Forma Balance Sheet (USD $)	Mar. 31, 2012
Coronado Corp. [Member]
Current
Cash and cash equivalents	$ 7,601
Accounts receivable
Accounts receivable - related party
Inventories
Prepaid expenses and deposits
Total current assets	7,601
Deferred financing costs
Total Assets	7,601
Accounts payable and accrued liabilities	40,664
Short term debt	47,500
Short term notes due to related parties	68,574
Short term note payable
Short term convertible notes payable
Accrued interest to related parties	18,073
Derivative liability
Due to stockholder
Total Current liabilities	174,811
Long term convertible notes payable
Total Liabilities	174,811
Stockholders’ equity (deficit)
Capital Stock Authorized: 100,000,000 common share, $0.001 par value , Issued and outstanding shares: 7272062 and 1, respectively March 31, 2012 and December 31, 2011	5,589
Capital Stock Authorized: 100,000,000 common share, $0.001 par value, Issued and outstanding shares: 17,287,502
Additional paid in capital	523,894
Deficit	(696,693)
Total stockholders’ equity	(167,210)
Total	7,601
Vampt Beverage USA, Corp [Member]
Current
Cash and cash equivalents	81,842
Accounts receivable	10,311
Accounts receivable - related party	25,000
Inventories	213,843
Prepaid expenses and deposits	61,000
Total current assets	391,996
Deferred financing costs	9,912
Total Assets	401,908
Accounts payable and accrued liabilities	281,713
Short term debt
Short term notes due to related parties
Short term note payable	575,000
Short term convertible notes payable	380,590
Accrued interest to related parties
Derivative liability	9,768
Due to stockholder	683,937
Total Current liabilities	1,931,008
Long term convertible notes payable	64,702
Total Liabilities	1,995,710
Stockholders’ equity (deficit)
Capital Stock Authorized: 100,000,000 common share, $0.001 par value , Issued and outstanding shares: 7272062 and 1, respectively March 31, 2012 and December 31, 2011
Capital Stock Authorized: 100,000,000 common share, $0.001 par value, Issued and outstanding shares: 17,287,502	2,047
Additional paid in capital	665,582
Deficit	(2,261,431)
Total stockholders’ equity	(1,593,802)
Total	401,908
Pro Forma Adjustments [Member]
Current
Cash and cash equivalents	29,637
Accounts receivable
Inventories
Prepaid expenses and deposits
Total current assets	29,637
Deferred financing costs
Total Assets	29,637
Accounts payable and accrued liabilities	(36,833)
Short term debt	(45,640)
Short term notes due to related parties	(68,574)
Short term note payable
Accrued interest to related parties	(18,073)
Derivative liability
Due to stockholder
Total Current liabilities	(169,120)
Long term convertible notes payable
Total Liabilities	(169,120)
Stockholders’ equity (deficit)
Capital Stock Authorized: 100,000,000 common share, $0.001 par value , Issued and outstanding shares: 7272062 and 1, respectively March 31, 2012 and December 31, 2011	11,699
Capital Stock Authorized: 100,000,000 common share, $0.001 par value, Issued and outstanding shares: 17,287,502	2,047
Additional paid in capital	(507,588)
Deficit	696,693
Total stockholders’ equity	198,757
Total	29,637
Pro Forma [Member]
Current
Cash and cash equivalents	119,080
Accounts receivable	10,311
Accounts receivable - related party	25,000
Inventories	213,843
Prepaid expenses and deposits	61,000
Total current assets	429,234
Deferred financing costs	9,912
Total Assets	439,146
Accounts payable and accrued liabilities	285,544
Short term debt	1,860
Short term notes due to related parties
Short term note payable	575,000
Short term convertible notes payable	380,590
Accrued interest to related parties
Derivative liability	9,768
Due to stockholder	683,937
Total Current liabilities	1,936,699
Long term convertible notes payable	64,702
Total Liabilities	2,001,401
Stockholders’ equity (deficit)
Capital Stock Authorized: 100,000,000 common share, $0.001 par value , Issued and outstanding shares: 7272062 and 1, respectively March 31, 2012 and December 31, 2011	17,288
Capital Stock Authorized: 100,000,000 common share, $0.001 par value, Issued and outstanding shares: 17,287,502
Additional paid in capital	681,888
Deficit	(2,261,431)
Total stockholders’ equity	(1,562,255)
Total	$ 439,146